ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts payable for
Payable related to new home transaction business	¥ 5,954,209		¥ 4,081,051
Payable for home renovation materials and construction costs	1,713,179		1,375,333
Payable for acquisition of land used for properties development	538,406		0
Payable for advertising fees	396,364		305,108
Payable for internet service fees	333,835		166,085
Payable for leasehold improvements	262,805		92,924
Others	293,831		308,015
Total	¥ 9,492,629	$ 1,300,485	¥ 6,328,516